UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

Dear Shareholders:

We are pleased to send you the Semi-Annual Report for the AlphaOne U.S. Equity Long Short Fund (the “Fund”) for the period ending April 30, 2012.

Since inception on March 31, 2011, the Fund has returned -6.05% (I Shares), -6.24% (Investor Shares), and -6.52 (R Shares) compared to the S&P 500 Index’s gain of 7.86%. Over the same time period, the Fund’s monthly volatility (standard deviation) of returns has been 9.7% (I Shares) compared to volatility in the S&P 500 of 15.5%. The Fund’s Beta relative to the S&P 500 has been 0.11 on a monthly basis and 0.15 on a daily basis.

As the Fund seeks to generate absolute gains over the long term with low volatility and correlation, periods of sharp market appreciation like that of the last six months will tend to impact the Fund’s relative return. As we have witnessed over the past six months, the distance between the Fund’s return and the S&P 500 index has disappointed. While we expect our short book to prevent us from keeping pace with a sharp broad market rally, our long positions have also disappointed during this period.

Although the Fund unfortunately had a negative return for the last six months, we have maintained the overall theme of the strategy by keeping both volatility and correlation low as compared to the broad equity market.

We have invested in five major sectors: Information Technology, Energy, Materials, Industrials and Consumer Discretionary, with average weighting from largest to smallest, in that order. During the past six months, the Fund has been profitable in the Consumer Discretionary sector, while Information Technology, Energy, and Materials have all cost the Fund in performance. The Industrials sector has been flat in terms of performance.

Over the last six months, Top short-side contributors included Cree, Cabot Oil and Gas (COG), NetApp (NTAP), a Sina Put option, and Ciena (CIEN). Top long-side contributors included Tronox (Trox), Teradyne (TER), Glu Mobile (GLUU), FreightCar America (RAIL), and Rockwood Holdings (ROC).

While we allocate gross capital dynamically, we seek to maintain low net exposure to the market overall. The Fund’s net exposure (longs minus shorts) has averaged 15.4% over the last six months. We ended the Fund’s last fiscal year end as of October 31, 2011 with gross exposure 102.4% and net exposure of 17.86%. In the thirteen months since inception, the Fund’s gross exposure (longs plus shorts) has ranged from 43.0% to 149.79% with average gross exposure of 99.38%. Gross exposure in our strategy is dynamic; we adjust our allocation of risk capital over time and across sectors and positions based on fundamental analysis and expectancy. We may increase position sizing in certain securities in advance of an earnings report or other event that we believe may be a catalyst to drive a revaluation in our favor, but decrease position sizing in other positions ahead of events where we lack conviction in a differentiated view. We seek to actively hedge conviction positions so as to maintain targeted low net exposure. Our philosophy is to risk capital only where we see the best opportunities to earn a return for shareholders and to reduce gross capital at risk in situations where we lack conviction on the drivers of security price movements.

Over the past six months, gross and net exposure slowly trended up as we approached the New Year. However, we finished 2011 with a flat net exposure at year end. As mentioned in the Fund’s prospectus, the Fund is a fundamental based vehicle with concentration seeking idiosyncratic risk from security selection, rather than trying to participate in directional risk of equity market movements. Accordingly, performance is driven by the quality of our research, insight and skill in identifying specific mispriced securities and capturing revaluations of those securities towards our perception of intrinsic value. While the fund does not aim to chase macro-economic themes and market direction, we positioned ourselves a bit towards the long net exposure side as the rally kicked off in the first quarter of 2012. 2012 began with the Funds’ Gross exposure starting a trend upward as we entered the first quarter earnings season. Net exposure was slightly positive with an average net exposure of 8.4%. During its period of net long bias, many of our short positions got caught in the broad, low quality rally

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

within the market causing a drag on a relative basis. The losses in the short book did not compensate for the Fund being net long. In modest terms, our short positions and a few misses on the long side of the book hurt us more than being long on a broad basis.

We conclude our most recent semi-annual reporting period disappointed with our strategy results but pleased with our adherence to the Fund’s fundamental discipline of not chasing the broad market rally. We also continued to deliver low relative volatility and correlation characteristics to our valued shareholders. We believe our discipline will reward long-term investors as the markets reign back in, which tends to happen during volatile periods. We will continue to focus on fundamental research that will drive the performance of the Fund for the remainder of 2012. Fundamentally, management believes in sticking with our strengths in order meet the expectations of our long-term shareholders.

We appreciate your continued confidence.

Sincerely,

The AlphaOne Capital Partners Team

The above commentary represents management’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Beta – A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to a benchmark.

Standard Deviation – A statistical measure of portfolio risk.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

Sector Weightings*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 58.8%†
	Shares	Value

CONSUMER DISCRETIONARY — 0.7%
Glu Mobile*	20,000	$91,000

ENERGY — 11.1%
Key Energy Services*	2,400	30,384
Plains Exploration & Production*	3,325	135,826
Rowan*	13,000	448,890
Seadrill	6,925	270,975
Swift Energy*	6,475	195,869
Weatherford International*	9,625	137,349
Whiting Petroleum*	3,550	203,060

		1,422,353

INDUSTRIALS — 2.4%
Tetra Tech*	11,800	315,060

INFORMATION TECHNOLOGY — 34.3%
Axcelis Technologies*	302,500	411,400
Corning	28,250	405,388
Google, Cl A*	875	529,576
LG Display ADR	5,850	65,344
LSI*	33,350	268,134
Marvell Technology Group*	17,325	260,048
Mindspeed Technologies*	61,150	306,362
OCZ Technology Group*	37,125	219,037
ON Semiconductor*	38,475	317,804
Spansion, Cl A*	53,400	644,004
Teradyne*	23,225	399,702
Veeco Instruments*	19,175	578,893

		4,405,692

MATERIALS — 10.3%
Albemarle	4,000	261,200
Teck Resources, Cl B	3,550	132,522
Tronox*	2,800	524,020
Walter Energy	6,100	404,491

		1,322,233

Total Common Stock (Cost $7,421,752)		7,556,338

PURCHASED OPTIONS* — 1.1%
	Shares/ Contracts	Value

Sina Put Expires 6/16/2012, Strike Price $70	70	$89,950
Southwestern Energy Call Expires 5/19/2012, Strike Price $30	65	15,665
Expires 5/19/2012, Strike Price $31	130	24,050
Universal Display Call Expires 6/16/2012, Strike Price $45	35	14,000

Total Purchased Options (Cost 90,850)		143,665

Total Investments — 59.9% (Cost $7,512,602)		$7,700,003

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (41.6)%†
ENERGY — (8.8)%
Baker Hughes	(7,850)	(346,264)
Diamond Offshore Drilling	(5,775)	(395,876)
Helmerich & Payne	(2,450)	(125,905)
Patterson-UTI Energy	(16,500)	(266,805)

		(1,134,850)

INFORMATION TECHNOLOGY — (27.0)%
Avago Technologies	(3,775)	(130,162)
Badger Meter	(9,250)	(341,695)
Cymer*	(9,600)	(497,664)
Dell*	(16,100)	(263,557)
Dolby Laboratories, Cl A*	(3,350)	(131,421)
F5 Networks*	(1,025)	(137,278)
Finisar*	(24,050)	(397,306)
International Rectifier*	(15,325)	(334,545)
Lexmark International, Cl A	(12,900)	(388,290)
NETGEAR*	(8,325)	(320,513)
PMC-Sierra*	(37,350)	(264,064)
Skyworks Solutions*	(4,850)	(131,629)
Telefonaktiebolaget LM Ericsson ADR	(13,175)	(131,684)

		(3,469,808)

MATERIALS — (5.8)%
Globe Specialty Metals	(16,500)	(220,110)
Kronos Worldwide	(16,000)	(379,840)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — continued
	Shares/ Contracts	Value

MATERIALS — continued
Westlake Chemical	(2,150)	$(137,492)

		(737,442)

Total Common Stock (Proceeds $5,241,151)		(5,342,100)

Securities Sold Short — (41.6)% (Proceeds $5,241,151)		$(5,342,100)

WRITTEN OPTIONS* — (0.5)%
Sina Put Expires 6/16/2012, Strike Price $65	(70)	(63,700)
Universal Display Call Expires 6/16/2012, Strike Price $50	(35)	(7,000)

Total Written Options (Premium Received $45,923)		$(70,700)

Percentages are based upon Net Assets of $12,855,030.
*		Non-income producing security.
†		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	–	American Depositary Receipt
Cl	–	Class

As of April 30, 2012 all of the Fund’s investments and securities sold short were Level 1 in accordance with ASC 820.

For the six months ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $7,512,602)	$7,700,003
Deposits Held at Prime Broker for Securities Sold Short (See Note 2)	10,687,870
Foreign Currency (Cost $15,955)	15,499
Receivable for Investment Securities Sold	3,640,263
Receivable for Capital Shares Sold	58,000
Receivable due from Investment Adviser	24,947
Dividends and Interest Receivable	11
Prepaid Expenses	36,265

Total Assets	22,162,858

Liabilities:
Securities Sold Short, at Value (Proceeds $5,241,151)	5,342,100
Written Options (Premiums received $45,923)	70,700
Payable for Investment Securities Purchased	2,751,313
Payable due to Investment Adviser	13,106
Payable due to Administrator	11,475
Payable for Dividends on Short Sales	7,128
Chief Compliance Officer Fees Payable	2,163
Payable for Distribution Fees — Investor Class	2,087
Payable due to Trustees	1,568
Payable for Shareholder Service Fees — Class R	269
Payable for Distribution Fees — Class R	64
Payable to Custodian	1,076,756
Other Accrued Expenses	29,099

Total Liabilities	9,307,828

Net Assets	$12,855,030

NET ASSETS CONSIST OF:
Paid-in Capital	$14,321,539
Accumulated Net Investment Loss	(151,750)
Accumulated Net Realized Loss on Investments, Written Options, Securities Sold Short, and Foreign Currency Transactions	(1,375,978)
Net Unrealized Appreciation on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	61,219

Net Assets	$12,855,030

I Class Shares
Net Assets	$1,764,771
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	194,533

Net Asset Value and Offering Price Per Share	$9.07

Investor Class Shares
Net Assets	$10,979,020
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,213,443

Net Asset Value and Offering Price Per Share	$9.05

R Class Shares
Net Assets	$111,239
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,334

Net Asset Value and Offering Price Per Share	$9.02

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENTS OF OPERATIONS
Investment Income
Dividends	$1,013

Total Investment Income	1,013

Expenses
Administration Fees	69,681
Investment Advisory Fees	58,096
Distribution Fees — Investor Class	9,094
Trustees’ Fees	5,038
Chief Compliance Officer Fees	2,682
Shareholder Servicing and Distribution Fees — Class R	300
Transfer Agent Fees	44,671
Offering Costs	26,064
Dividend Expense	25,183
Interest Expense on Securities Sold Short	23,728
Registration and Filing Fees	15,509
Audit Fees	12,691
Legal Fees	10,700
Printing Fees	8,284
Custodian Fees	4,972
Other Expenses	6,437

Total Expenses	323,130

Less:
Waiver of Investment Advisory Fees	(58,096)
Reimbursement from Investment Adviser	(113,793)
Fees Paid Indirectly	(11)

Net Expenses	151,230

Net Investment Loss	(150,217)

Net Realized Loss on:
Investments	(307,051)
Securities Sold Short	(906,391)
Written Options	(92,809)
Foreign Currency Transactions	(2,111)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	105,906
Securities Sold Short	(79,580)
Written Options	(22,257)
Foreign Currency Transactions	(864)

Net Realized and Unrealized Loss on Investments	(1,305,157)

Net Decrease in Net Assets Resulting from Operations	$(1,455,374)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*
Operations:
Net Investment Loss	$(150,217)	$(23,127)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Written Options and Foreign Currency Transactions	(1,308,362)	42,878
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Written Options and Foreign Currency Transactions	3,205	58,014

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,455,374)	77,765

Dividends and Distributions:
Net Realized Gains:
I Class	(61,305)	—
Investor Class	(23,885)	—
R Class	(3,710)	—

Total Dividends and Distributions	(88,900)	—

Capital Share Transactions:
I Class:
Issued	1,450,966	1,406,538
Reinvestment of Dividends	61,303	—
Redemption Fees — (See Note 2)	503	—
Redeemed	(931,201)	—

Increase in I Class Capital Share Transactions	581,571	1,406,538

Investor Class:
Issued	12,141,102	359,403
Reinvestment of Dividends	22,841	—
Redemption Fees — (See Note 2)	1,487	—
Redeemed	(312,283)	(2,942)

Increase in Investor Class Capital Share Transactions	11,853,147	356,461

R Class:
Issued	10,000	110,100
Reinvestment of Dividends	3,709	—
Redemption Fees — (See Note 2)	13	—

Increase in R Class Capital Share Transactions	13,722	110,100

Net Increase in Net Assets from Capital Share Transactions	12,448,440	1,873,099

Total Increase in Net Assets	10,904,166	1,950,864

Net Assets:
Beginning of Period	1,950,864	—

End of Period	$12,855,030	$1,950,864

Accumulated Net Investment Loss	$(151,750)	$(1,533)

Shares Issued and Redeemed:
I Class:
Issued	145,708	139,297
Reinvestment of Dividends	6,022	—
Redeemed	(96,494)	—

Total I Class Transactions	55,236	139,297

Investor Class:
Issued	1,208,902	35,275
Reinvestment of Dividends	2,248	—
Redeemed	(32,690)	(292)

Total Investor Class Transactions	1,178,460	34,983

R Class:
Issued	954	11,014
Reinvestment of Dividends	366	—

Total R Class Transactions	1,320	11,014

Net Increase in Shares Outstanding from Share Transactions	1,235,016	185,294

Amounts designated as “—” are $0 or zero shares.

*	Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENT OF CASH FLOWS
Cash Flows from Operating Activities
Net Decrease in Net Assets from Operations	$(1,455,374)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities
Purchase of Investment Securities	(30,464,873)
Proceeds from Disposition Investment Securities	23,516,086
Purchase of Short-Term Securities	(18,999,744)
Proceeds from Disposition of Short-Term Securities	19,378,964
Purchases to Cover Securities Sold Short	(27,981,148)
Proceeds from Securities Sold Short	31,455,090
Purchases to Cover Written Options	(123,740)
Proceeds from Written Options	73,974
Net Realized (Gain)/Loss from:
Investments	307,051
Securities Sold Short	906,391
Written Options	92,809
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(105,906)
Securities Sold Short	79,580
Written Options	22,257
Increase in Receivable from Prime Broker	(9,925,440)
Increase in Receivable for Securities Sold	(3,060,044)
Decrease in Foreign Currency	36,200
Increase in Dividends and Interest Receivable	(9)
Decrease in Receivable from Investment Adviser	22,188
Decrease in Deferred Offering Costs	26,064
Increase in Prepaid Expenses	(29,878)
Increase in Payable for Investment Securities Purchased	2,408,716
Increase in Payable to Custodian	1,076,756
Decrease in Payable to Administrator	(415)
Increase in Payable to Investment Adviser	11,364
Decrease in Payable to Trustees	(856)
Increase in Dividends Payable on Securities Sold Short	6,089
Increase in Payable to Chief Compliance Officer	193
Increase in Shareholder Services Fees	137
Increase in Distribution Fees	2,022
Decrease in Accrued Expenses and Other Liabilities	(19,832)

Net Cash Used in Operating Activities	(12,745,328)

Cash Flows from Financing Activities
Proceeds from Capital Share Sold	13,732,214
Payments on Capital Shares Redeemed	(1,330,394)

Net Cash Provided by Financing Activities	12,401,820

Net Change in Cash	(343,508)
Beginning of period	$343,508

End of period	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND

FINANCIAL HIGHLIGHTS
										Selected Per Share Data & Ratios
								For a Share Outstanding Throughout the Period
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVEST MENT LOSS^	NET REALIZED AND UNREALIZED GAINS/ (LOSSES) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	CAPITAL GAIN DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (INCLUDING WAIVERS & REIMBURSED FEES & INTEREST & DIVIDENDS EXPENSE)*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & REIMBURSED FEES & INCLUDING INTEREST & DIVIDENDS EXPENSE FEES)*	RATIO OF NET INVEST MENT LOSS TO AVERAGE NET ASSETS*	PORT FOLIO TURN OVER RATE**
I Class†
2012^^	$10.53	$(0.15)	$(1.00)	$(1.15)	$(0.31)	$9.07	(11.24)%	$1,765	1.98%	3.03%	9.20%	(2.94)%	508%
2011	10.00	(0.20)	0.73	0.53	—	10.53	5.30	1,467	2.00	3.73	40.90	(3.33)	597
Investor Class†
2012^^	$10.52	$(0.16)	$(1.00)	$(1.16)	$(0.31)	$9.05	(11.35)%	$10,979	2.25%	3.30%	9.30%	(3.35)%	508%
2011	10.00	(0.22)	0.74	0.52	—	10.52	5.20	368	2.25	3.99	40.65	(3.72)	597
R Class†
2012^^	$10.50	$(0.17)	$(1.00)	$(1.17)	$(0.31)	$9.02	(11.47)%	$111	2.48%	3.53%	9.77%	(3.41)%	508%
2011	10.00	(0.23)	0.73	0.50	—	10.50	5.00	116	2.50	4.23	41.53	(3.81)	597

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
^^	For the six months ended April 30, 2012 (unaudited).
‡	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 41 funds. The AlphaOne Micro Cap Equity Fund and the U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne U.S. Long Short Equity Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodology.

Securities Sold Short — The Fund engages in short sales (selling securities that it does not own). To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security price will decline. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. This amount is reflected as dividend expense on securities sold short in the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as interest expense on securities sold short in the Statement of Operations. Upon entering into a short position, the Fund records the proceeds as a receivable from the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income and expenses are recorded on the ex-dividend date. Interest income and expense are recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, at least annually. Any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

Organization and Offering Costs — Organization costs of the Fund, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of April 30, 2012, the Fund had no offering fees remaining to be amortized.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six months ended April 30, 2012 there were $2,003 in redemption fees retained.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six months ended April 30, 2012 are summarized as follows:

	Number of Contracts	Premium Received
Balance at the beginning of the period	40	$2,880
Written	630	73,974
Expired	(415)	(23,544)
Closing buys	(150)	(7,387)

Balance at the end of the period	105	$45,923

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $255,000 for the two initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.

The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares and R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund’s R Class Shares may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2012, the Fund’s R Class Shares incurred $149 or 0.25%, of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2012, the Fund earned $11 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 2.00% of the Fund’s average daily net assets until March 1, 2013.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At April 30, 2012, pursuant to the above, the amount of previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement through April 30, 2015 is $421,282.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities and securities sold short, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales and Maturities
AlphaOne U.S. Equity Long Short Fund	$30,464,873	$(23,516,086)

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
AlphaOne U.S. Equity Long Short Fund.	$88,883	$(9,586)	$(1,532)	$77,765

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short, written options and foreign currency) by the Fund at April 30, 2012, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
AlphaOne U.S. Equity Long Short Fund	$7,512,602	$461,924	$(274,523)	$187,401

8. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At April 30, 2012, 48% of Investor Class shares outstanding were held by one shareholder on record owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders. 95% of I Class shares outstanding and 84% of R Class Shares outstanding were held by an affiliate of the Investment Adviser.

10. Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

11. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
APRIL 30, 2012

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne U.S. Equity Long Short Fund, I Class	$1,000.00	$887.60	3.03%	$14.22
AlphaOne U.S. Equity Long Short Fund, Investor Class	1,000.00	886.50	3.30%	15.48
AlphaOne U.S. Equity Long Short Fund, R Class	1,000.00	885.30	3.53%	16.55

Hypothetical 5% Return
AlphaOne U.S. Equity Long Short Fund, I Class	$1,000.00	$1,009.80	3.03%	$15.14
AlphaOne U.S. Equity Long Short Fund, Investor Class	1,000.00	1,008.45	3.30%	16.48
AlphaOne U.S. Equity Long Short Fund, R Class	1,000.00	1,007.31	3.53%	17.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-SA-004-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012